FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
Interest rate risk management
Our interest rate swaps are intended to reduce the risk associated with fluctuations in interest rates payments. As of December 31, 2019, we have interest rate swaps whereby the floating rate on a notional principal amount of $500 million (December 31, 2018: $500 million) are swapped to fixed rate. Credit risk exists to the extent that the counter parties are unable to perform under the swap contracts but this risk is considered remote as the counter parties are well established banks, which may also participate in loan facilities to which the interest rate swaps are related.

Our interest rate swap contracts as at December 31, 2019 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	February 2015	February 2020	1.93%
Receiving floating, pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating, pay fixed	50,000	February 2015	February 2020	1.92%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating, pay fixed	50,000	February 2017	February 2022	1.90%
Receiving floating, pay fixed	50,000	April 2017	April 2022	1.86%
Receiving floating, pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating, pay fixed	50,000	September 2019	September 2024	1.29%
	500,000

Forward freight agreements
We take positions from time to time in the freight forward (FFA) market, either as a hedge to a physical contract or as a speculative position. All such contracts are cleared through what we consider reputable clearing houses. Credit risk exists to the extent that our counterparties are unable to perform under the FFA contracts but this risk is considered remote as well as participants post collateral security for their positions.

As of December 31, 2019 we had FFA options structured as zero cost collars equivalent to two Capesize vessels in 2020 with an average ceiling of $30,500 per day and a floor of $15,250 per day. In addition, we have sold two FFA call options for 2020 for a total of 720 days at an average of $21,000 per day. In addition, as of December 31, 2019, we had long positions through FFA of net 695 days, net 120 days and net 120 days with maturity in 2020, 2021 and 2022 respectively.
Bunker derivatives
We enter into cargo contracts from time to time. We are therefore exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. To hedge the risk of fluctuating bunker prices, we sometimes enter into bunker swap agreements. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the bunker contracts but this risk is considered remote as the counter parties are usually what we consider well established banks or other well known institutions in the market.

As of December 31, 2019 and December 31, 2018, we had outstanding bunker swap agreements for about 4.2 and 14.0 thousand metric tonnes, respectively.

Foreign currency risk
The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian Kroner and Singapore Dollars for personnel costs and administrative expenses, and Euro for some of our scrubber equipment investments. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect of the value of our cash flows. Due to the exposure of currency fluctuations we may enter into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are what we consider major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are what we consider well established banks.

As of December 31, 2019, we had contracts to swap USD to NOK for a notional amount of $2.6 million in addition to contracts to swap USD to EUR for a notional of $6.1 million. As of December 31, 2018, we had contracts to swap USD to NOK for a notional amount of $5.1 million in addition to contracts to swap USD to EUR for a notional of $23.9 million.

Fair values
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.

The carrying value and estimated fair value of our financial instruments at December 31, 2019 and December 31, 2018 are as follows:

	2019	2019	2018	2018
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	88,931	88,931	305,352	305,352
Restricted cash	74,314	74,314	67,252	67,252
Marketable securities	13,861	13,861	12,033	12,033
Related party shareholder loan	10,700	10,700
Derivative assets	3,876	3,876	9,449	9,449
Liabilities
Long term debt - floating	1,122,148	1,122,148	1,185,294	1,185,294
Short term debt - convertible bond	—	—	167,359	167,382
Derivative liabilities	10,455	10,455	1,294	1,294
The fair value hierarchy of our financial instruments is as follows:

(in thousands of $)	2019 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	88,931	88,931	—	—
Restricted cash	74,314	74,314	—	—
Marketable equity securities	13,861	13,861	—	—
Related party shareholder loan	10,700	—	10,700	—
Derivative assets	3,876	—	3,876	—
Liabilities
Long term debt - floating	1,122,148	—	1,122,148	—
Short term debt - convertible bond	—	—	—	—
Derivative liabilities	10,455	—	10,455	—

(in thousands of $)	2018 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	305,352	305,352	—	—
Restricted cash	67,252	67,252	—	—
Marketable equity securities	12,033	12,033	—	—
Derivative assets	9,449	—	9,449	—
Liabilities
Long term debt - floating	1,185,294	—	1,185,294	—
Short term debt - convertible bond	167,359	—	167,359	—
Derivative liabilities	1,294	—	1,294	—

There have been no transfers between different levels in the fair value hierarchy in 2019 and 2018.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.
•Restricted cash and investments – the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.
•Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.
•Convertible bond - quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the year end.
•Shareholder loan - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on an annual basis.
•Marketable securities - are listed equity securities for which the fair value is based on quoted market prices.
•Derivatives - are based on the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis
During the year ended December 31, 2019, none of our assets were measured at fair value on a nonrecurring basis.

During the year ended December 31, 2018, the following assets were measured at fair value on a nonrecurring basis:

•The value of the Golden Eminence, a Panamax vessel, classified as held for sale, was measured at fair value. The fair value was based on level three inputs and the expected market values based on sales agreements.
Assets Measured at Fair Value on a Recurring Basis
Marketable securities are equity securities in Scorpio Bulkers Inc. and for which the fair value as at the balance sheet date is the aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of interest rate swap, currency swap, bunker and freight derivative agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken and DnB ASA. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.